UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Crosslink Capital, Inc.
Address:	555 California Street, Suite 2350
		San Francisco, CA 94104

Form 13F File Number:	28-05263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerri A. Holt
Title:	Chief Financial Officer
Phone:	415-676-2775

Signature, Place and Date of Signing:

	  /s/ Gerri A Holt		San Francisco, CA		May 12, 2000
	By:  Gerri A. Holt			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_____0_____

Form 13F Information Table Entry Total:		_____42____

Form 13F Information Table Value Total:		_74,044____


List of Other Included Managers:

None.
<Page


NAME OF ISSUER			TITLE OF	CUSIP     VALUE   SHARES           INV.  OTHER   AUTH    SHR  NONE
					CLASS		          X1000			     DISC   MGR    SOLE

ABACUS DIRECT CORP            COMMON   002553105     1640    20,000          SOLE         20,000
ABGENIX INC                   COMMON   00339B107     7046   240,571          SOLE        240,571
ACTEL CORP                    COMMON   004934105      296    18,000          SOLE         18,000
ADAPTEC INC                   COMMON   00651F108     3025   132,600          SOLE        132,600
ADAPTEC INC                 CONVRT BOND00651FAC2     1355 1,650,000          SOLE      1,650,000
AMERICA ONLINE INC            COMMON   02364J104    13242    90,080          SOLE         90,080
AMKOR TECHNOLOGIES INC        COMMON   031652100     1497   190,100          SOLE        190,100
BALANCE BAR CO                COMMON   057623100     1611   164,200          SOLE        164,200
BALANCED CARE CORP            COMMON   057630105     3095 1,407,954          SOLE      1,407,954
CAREMATRIX CORP               COMMON   141706101     2793   146,990          SOLE        146,990
CLARIFY INC                   COMMON   180492100     2394    89,700          SOLE         89,700
COR THERAPEUTICS INC          COMMON   217753102     2256   227,000          SOLE        227,000
CORPORATE EXPRESS             COMMON   219888104     1354   261,000          SOLE        261,000
CYPRESS SEMICOND INDS       CONVRT BOND232806AD1      891 1,000,000          SOLE      1,000,000
CYPRESS SEMICONDUCTOR CORP    COMMON   232806109      597    66,300          SOLE         66,300
ELECTRONIC ARTS               COMMON   285512109     1834    38,600          SOLE         38,600
GEMSTAR INTL GROUP LTD        COMMON   G3788V106     3326    44,200          SOLE         44,200
GETTY IMAGES INC              COMMON   374276103     2678   127,500          SOLE        127,500
HORIZON HEALTH CORP           COMMON   44041Y104     1041   157,060          SOLE        157,060
HYPERION SOLUTIONS CORP       COMMON   44914M104     1610   111,000          SOLE        111,000
INFORMATION ADVANTAGE INC     COMMON   45669P101     2019   304,700          SOLE        304,700
INTEGRATED DEVICE TECHNOLOGYCONVRT BOND458118AA4      709 1,000,000          SOLE      1,000,000
MATRIA HEALTHCARE INC         COMMON   576817100      833   310,100          SOLE        310,100
MEMBERWORKS INC               COMMON   586002107     6587   181,700          SOLE        181,700
NOVACARE EMPLOYEE SERVICES    COMMON   66986Q101     1828   234,000          SOLE        234,000
NOVACARE INC                  COMMON   669930109      388   221,950          SOLE        221,950
NOVACARE INC                CONVRT BOND669930AA7     1188 1,650,000          SOLE      1,650,000
PETSMART INC                  COMMON   716768106     1524   189,800          SOLE        189,800
POLYCOM INC                   COMMON   73172K104     4179   222,870          SOLE        222,870
QUANTUM CORP                  COMMON   747906105     2840   157,800          SOLE        157,800
SMART MODULAR TECHNOLOGIES I  COMMON   831690102      689    46,140          SOLE         46,140
SPORTS AUTH INC               COMMON   849176102     2722   372,200          SOLE        372,200
UNIPHASE CORP                 COMMON   909149106     1393    12,100          SOLE         12,100
BREAKAWAY SOLUTIONS           COMMON    106372105   26703   586,874          SOLE        586,874
ELOQUENT                      COMMON     57630105   30364 1,490,269          SOLE      1,490,269
EMACHINES                     COMMON      29076p     2444   407,250          SOLE        407,250
MEDIACALOGIC                  COMMON    584642102    6502   374,189          SOLE        374,189
ONDISPLAY                     COMMON   21218r104    56411   682,730          SOLE        682,730
QUOKKA SPORTS                 COMMON    749077103    7256   682,908          SOLE        682,908
SNOWBALL                      COMMON    749077103    7256   682,908          SOLE        682,908
ESTAMP                        COMMON      2691541     447    60,621          SOLE         60,621
NETSOLV                       COMMON      2691541    4637   143,786          SOLE        143,786



ETR/5531/007/1085871